DEBT - Long-term Debt Obligations (Details) - USD ($)	Dec. 26, 2015	Dec. 27, 2014	Nov. 03, 2014	Nov. 02, 2014	Dec. 17, 2012
Debt Instrument [Line Items]
Total	$ 85,895,000	$ 98,645,000
Less current portion	1,145,000	0
Long-term portion	84,750,000	98,645,000
Foreign Affiliate Debt
Debt Instrument [Line Items]
Total	1,195,000	0
Senior Notes | Series 2012 Senior Notes Tranche A
Debt Instrument [Line Items]
Total	$ 35,000,000	35,000,000
Interest rate (in hundredths)	3.89%				3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt Instrument [Line Items]
Total	$ 40,000,000	40,000,000
Interest rate (in hundredths)	3.98%				3.98%
Revolving Credit Facility
Debt Instrument [Line Items]
Total	$ 0	$ 13,945,000
Maximum borrowing capacity	295,000,000		$ 295,000,000	$ 265,000,000
Interest rate at period end (in hundredths)		1.11%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 3,300,000	$ 3,300,000
Interest rate at period end (in hundredths)	0.17%	0.24%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 2,700,000	$ 2,700,000
Interest rate at period end (in hundredths)	0.17%	0.23%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Total	$ 3,700,000	$ 3,700,000
Interest rate at period end (in hundredths)	0.25%	0.23%